Statement of Financial Position - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Equity
Total Equity	$ (247,692)	$ (267,672)		$ (93,933)
Zeecol Limited [Member]
Current Assets
Cash and cash equivalents	83,693	118,598	$ 104,406	31,698
Deferred expenses	151,679	151,679	129,616	29,715
Income tax receivable	190	1,520	2,647	1,228
Trade and other receivables	67,450	176,322	227,240	24,767
Loans Coesus Ltd	136,036
GST Receivable	982
Total current assets	440,030	448,119	463,909	87,409
Non Current Assets
Work in progress	629,567	65,882	64,282	47,244
Property, Plant & Equipment	14,107	3,039	3,701
Loans and receivables - term deposit			0	250,000
Deferred Tax Asset	80,873
Total non current assets	724,547	68,921	67,983	297,244
Total Assets	1,164,577	517,040	531,892	384,653
Current Liabilities
Trade and other payables	598,167	54,368	30,158	11,838
GST payable		8,836	11,567	45,951
Deferred revenue		632,772
Total current liabilities	598,167	695,976	41,725	57,789
Non Current Liabilities
Deferred revenue	632,772			337,000
Investors Convertible Stock Investments	500,000		632,772
Deferred tax liability		88,736		83,796
Total non current liabilities	1,132,772	88,736	632,772	420,796
Total Liabilities	1,730,939	784,712	674,497	478,586
Equity
Share capital	0		0
Retained Earnings	(566,362)	(267,672)	(247,692)	(93,933)
Total Equity	(566,362)	(267,672)	(247,692)	(93,933)
Total Liabilities and Equity	$ 1,164,577	$ 517,040	$ 426,805	$ 384,653